Capital Structure Management (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Capital Structure Management [Abstract]
Cash	$ (1,446)	$ (384)	$ (507)
Short-term borrowings	40	40	$ 0
Long-term debt repayable at maturity	5,350	4,350
Share capital	4,605	4,349
Contributed surplus	26	27
Retained earnings	1,745	1,632
Total	$ 10,320	$ 10,014